Details of Significant Accounts - Costs and expenses by nature, schedule of costs and expenses by nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details of Significant Accounts [Abstract]
Employee benefit expenses	$ 14,568	$ 15,875
Promotional fees	7,899	6,656
Platform fees	5,361	6,812
Professional service fees	1,110	1,677
Insurance expenses	425	550
Warranty cost	257	267
Depreciation of right-of-use assets	269	280
Depreciation of property, plant and equipment	164	147
Amortization of intangible assets	61	75
Expected credit gains (losses)	363	(67)
Others	2,432	1,713
Total operating costs and operating expenses	$ 32,909	$ 33,985